Offerings	Nov. 26, 2025
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, par value $1.00 per share
Fee Rate	0.01381%
Offering Note	(1) The registrant is relying on Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended, to defer payment of all of the registration fee. In connection with the securities offered hereby, the Registrant will pay "pay-as-you-go registration fees" in accordance with Rule 456(b). The Registrant will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment. (2) An indeterminate aggregate principal amount or number of securities is being registered that may be offered or sold hereunder from time to time at indeterminate prices. The proposed maximum aggregate offering price per security will be determined from time to time in connection with offers and sales of securities registered under this registration statement. Common stock, preferred stock, depositary shares, and debt securities may be issued upon the exercise of warrants and may be issued in exchange for or upon conversion of, as the case may be, the securities registered hereunder.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred Stock, par value $1.00 per share
Fee Rate	0.01381%
Offering Note	(1) The registrant is relying on Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended, to defer payment of all of the registration fee. In connection with the securities offered hereby, the Registrant will pay "pay-as-you-go registration fees" in accordance with Rule 456(b). The Registrant will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment. (2) An indeterminate aggregate principal amount or number of securities is being registered that may be offered or sold hereunder from time to time at indeterminate prices. The proposed maximum aggregate offering price per security will be determined from time to time in connection with offers and sales of securities registered under this registration statement. Common stock, preferred stock, depositary shares, and debt securities may be issued upon the exercise of warrants and may be issued in exchange for or upon conversion of, as the case may be, the securities registered hereunder.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Depositary Shares
Fee Rate	0.01381%
Offering Note	(1) The registrant is relying on Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended, to defer payment of all of the registration fee. In connection with the securities offered hereby, the Registrant will pay "pay-as-you-go registration fees" in accordance with Rule 456(b). The Registrant will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment. (2) An indeterminate aggregate principal amount or number of securities is being registered that may be offered or sold hereunder from time to time at indeterminate prices. The proposed maximum aggregate offering price per security will be determined from time to time in connection with offers and sales of securities registered under this registration statement. Common stock, preferred stock, depositary shares, and debt securities may be issued upon the exercise of warrants and may be issued in exchange for or upon conversion of, as the case may be, the securities registered hereunder. (3) The depositary shares registered hereunder will be evidenced by depositary receipts issued pursuant to a deposit agreement and will represent a fractional share or multiple shares of preferred stock.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.01381%
Offering Note	(1) The registrant is relying on Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended, to defer payment of all of the registration fee. In connection with the securities offered hereby, the Registrant will pay "pay-as-you-go registration fees" in accordance with Rule 456(b). The Registrant will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment. (2) An indeterminate aggregate principal amount or number of securities is being registered that may be offered or sold hereunder from time to time at indeterminate prices. The proposed maximum aggregate offering price per security will be determined from time to time in connection with offers and sales of securities registered under this registration statement. Common stock, preferred stock, depositary shares, and debt securities may be issued upon the exercise of warrants and may be issued in exchange for or upon conversion of, as the case may be, the securities registered hereunder.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.01381%
Offering Note	(1) The registrant is relying on Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended, to defer payment of all of the registration fee. In connection with the securities offered hereby, the Registrant will pay "pay-as-you-go registration fees" in accordance with Rule 456(b). The Registrant will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment. (2) An indeterminate aggregate principal amount or number of securities is being registered that may be offered or sold hereunder from time to time at indeterminate prices. The proposed maximum aggregate offering price per security will be determined from time to time in connection with offers and sales of securities registered under this registration statement. Common stock, preferred stock, depositary shares, and debt securities may be issued upon the exercise of warrants and may be issued in exchange for or upon conversion of, as the case may be, the securities registered hereunder. (4) Representing warrants to purchase debt or equity securities registered hereunder.
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Purchase Contracts for Securities
Fee Rate	0.01381%
Offering Note	(1) The registrant is relying on Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended, to defer payment of all of the registration fee. In connection with the securities offered hereby, the Registrant will pay "pay-as-you-go registration fees" in accordance with Rule 456(b). The Registrant will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment. (2) An indeterminate aggregate principal amount or number of securities is being registered that may be offered or sold hereunder from time to time at indeterminate prices. The proposed maximum aggregate offering price per security will be determined from time to time in connection with offers and sales of securities registered under this registration statement. Common stock, preferred stock, depositary shares, and debt securities may be issued upon the exercise of warrants and may be issued in exchange for or upon conversion of, as the case may be, the securities registered hereunder. (5) Purchase contracts may be issued separately or as part of units consisting of a purchase contract and any combination of debt securities, shares of our common stock or preferred stock or depositary shares.
Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Units
Fee Rate	0.01381%
Offering Note	(1) The registrant is relying on Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended, to defer payment of all of the registration fee. In connection with the securities offered hereby, the Registrant will pay "pay-as-you-go registration fees" in accordance with Rule 456(b). The Registrant will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment. (2) An indeterminate aggregate principal amount or number of securities is being registered that may be offered or sold hereunder from time to time at indeterminate prices. The proposed maximum aggregate offering price per security will be determined from time to time in connection with offers and sales of securities registered under this registration statement. Common stock, preferred stock, depositary shares, and debt securities may be issued upon the exercise of warrants and may be issued in exchange for or upon conversion of, as the case may be, the securities registered hereunder. (6)Any securities registered hereunder may be sold as units with other securities registered hereunder; each unit will be issued under a unit agreement and will represent an interest in two or more securities, which may or may not be separable from one another.